Subsequent Events	6 Months Ended	12 Months Ended
	Jan. 31, 2020	Jul. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

21.       Subsequent Events

On 1 March 2020, the Company issued 250,000 stock options with an exercise price of CAD$0.405 per share for a term of five years expiring on 1 March 2025. The options are    subject to vesting provisions such that 25% of the options vest six months from the date of grant, 25% of the options vest twelve months from the date of grant, 25% of the options vest eighteen months from the date of grant and 25% of the options vest twenty-four months from the date of grant.

21.	Subsequent Events

i.	On 12 August 2019, the Company issued a total of 4,337,111 common shares of the Company in connection with the Purchase Agreement, NMG SD Settlement Agreement and the Lease Assignment Agreement (Note 18).

ii.	On 12 August 2019, the Company issued 81,591 common shares upon exercise of 81,591 warrants at a price of CAD$0.66 per common share for aggregate proceeds of $40,765 (CAD$53,850).

iii.	On 21 August 2019, the Company granted an aggregate of 2,850,000 stock options with an exercise price of CAD$0.88 per share for a term of five years expiring on 21 August 2024. The options are subject to vesting provisions such that 25% of the options vest six months from the date of grant, 25% of the options vest twelve months from the date of grant, 25% of the options vest eighteen months from the date of grant and 25% of the options vest twenty-four months from the date of grant.

iv.	On 12 September 2019, the Company issued 38,912 common shares upon exercise of 38,912 warrants at a price of CAD$0.66 per common share for aggregate proceeds of $19,449 (CAD$25,682).

v.	On 1 October 2019, the Company granted 250,000 stock options to a director with an exercise price of CAD$0.93 per share for a term of five years expiring on 1 October 2024. The options are subject to vesting provisions such that 25% of the options vest six months from the date of grant, 25% of the options vest 12 months from the date of grant, 25% of the options vest eighteen months from the date of grant and 25% of the options vest twenty-four months from the date of grant.

vi.	On 4 October 2019, the Company issued 22,727 common shares upon exercise of 22,727 warrants at a price of CAD$0.90 per common share for aggregate proceeds of $15,359 (CAD$20,454).

vii.	On 16 October 2019, the Company cancelled 400,000 stock options previously granted to a director on 21 August 2019 with an exercise price of CAD$0.88 per share.